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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-07088
Invesco Van Kampen Massachusetts Value Municipal Income Trust

(Exact name of registrant as specified in charter)
1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)
Colin D. Meadows 1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 10/31
Date of reporting period: 01/31/11

Item 1. Schedule of Investments.

Invesco Van Kampen Massachusetts Value
Municipal Income Trust
Quarterly Schedule of Portfolio Holdings
January 31, 2011

invesco.com/us	VK-CE-MVMI-QTR-1 01/11	Invesco Advisers, Inc.

Schedule of Investments
January 31, 2011
(Unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Municipal Bonds 184.4%
	Massachusetts 165.4%
$350	Berkshire Wind Pwr Coop Corp MA Rev, Ser 1	5.250%	07/01/30	$338,404
1,000	Boston, MA Wtr & Swr Commn Rev Gen Sr Rfdg, Ser A	5.000	11/01/26	1,055,590
1,000	Braintree, MA Muni Purp Ln	5.000	05/15/26	1,033,160
1,000	Holyoke, MA Gas & Elec Dept Rev, Ser A (NATL Insd)	5.000	12/01/31	878,110
1,000	Massachusetts Bay Trans Auth MA Sales Tax Rev Sr, Ser B	5.250	07/01/21	1,140,840
250	Massachusetts Dev Fin Agy Sr Living Fac Rev, Ser B1	7.250	06/01/16	250,432
1,000	Massachusetts St College Bldg Auth Proj Rev, Ser B	5.000	05/01/35	981,320
1,000	Massachusetts St Cons Ln, Ser A	5.000	03/01/25	1,044,000
700	Massachusetts St Cons Ln, Ser A (b)	0.210	03/01/26	700,000
500	Massachusetts St Dept Trans Metro Hwy Sys Rev Contract Assistance, Ser B	5.000	01/01/35	500,155
1,000	Massachusetts St Dev Fin Agy M/Srbc Proj, Ser A (NATL Insd)	5.125	08/01/28	932,130
350	Massachusetts St Dev Fin Agy Rev Boston College, Ser R-1	5.000	07/01/31	350,116
700	Massachusetts St Dev Fin Agy Rev Carleton Willard Vlg	5.625	12/01/30	652,092
1,000	Massachusetts St Dev Fin Agy Rev College Pharmacy & Allied Hlth, Ser D (AGL Insd)	5.000	07/01/35	954,520
250	Massachusetts St Dev Fin Agy Rev Emerson College, Ser A	5.000	01/01/40	224,032
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Massachusetts Value Municipal Income Trust

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Massachusetts (continued)
$250	Massachusetts St Dev Fin Agy Rev Evergreen Ctr Inc	5.000%	01/01/24	$214,212
450	Massachusetts St Dev Fin Agy Rev Evergreen Ctr Inc	5.500	01/01/35	370,345
600	Massachusetts St Dev Fin Agy Rev First Mtg Overlook Cmnty, Ser A (Prerefunded @ 7/01/12)	6.250	07/01/34	655,350
1,000	Massachusetts St Dev Fin Agy Rev Hampshire College	5.700	10/01/34	908,380
300	Massachusetts St Dev Fin Agy Rev Linden Ponds Inc Fac, Ser A	5.750	11/15/42	197,502
250	Massachusetts St Dev Fin Agy Rev Sabis Intl Charter, Ser A	8.000	04/15/39	268,410
500	Massachusetts St Dev Fin Agy Suffolk Univ	5.125	07/01/40	427,070
350	Massachusetts St Hlth & Edl Fac Auth Rev Berklee College Music, Ser A	5.000	10/01/32	331,793
500	Massachusetts St Hlth & Edl Fac Auth Rev Cape Cod Hlthcare Oblig (AGL Insd)	5.125	11/15/35	461,730
1,000	Massachusetts St Hlth & Edl Fac Auth Rev Caregroup, Ser B-2 (NATL Insd)	5.375	02/01/28	963,860
3,500	Massachusetts St Hlth & Edl Fac Auth Rev Harvard Univ, Ser B (a)	5.000	10/01/38	3,550,260
1,185	Massachusetts St Hlth & Edl Fac Auth Rev Hlthcare Sys Covenant	6.000	07/01/31	1,156,347
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Massachusetts Value Municipal Income Trust

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Massachusetts (continued)
$500	Massachusetts St Hlth & Edl Fac Auth Rev Lowell Gen Hosp, Ser C	5.125%	07/01/35	$444,275
500	Massachusetts St Hlth & Edl Fac Auth Rev MA Eye & Ear Infirmary, Ser C	5.375	07/01/35	458,395
750	Massachusetts St Hlth & Edl Fac Auth Rev MA Inst Tech, Ser A	5.000	07/01/38	760,440
5,000	Massachusetts St Hlth & Edl Fac Auth Rev MA Inst Tech, Ser K (a)	5.500	07/01/32	5,619,650
1,100	Massachusetts St Hlth & Edl Fac Auth Rev Partners Hlthcare Sys, Ser G-5	5.000	07/01/47	960,575
750	Massachusetts St Hlth & Edl Fac Auth Rev Rfdg Northeastern Univ, Ser Y-2	5.500	10/01/24	790,073
500	Massachusetts St Hlth & Edl Fac Auth Rev Springfield College	5.625	10/15/40	474,760
500	Massachusetts St Hlth & Edl Fac Auth Rev Sterling & Francine Clark Art Inst, Ser B	5.000	07/01/40	491,280
300	Massachusetts St Hlth & Edl Fac Auth Rev Tufts Univ, Ser N-2 (b)	0.100	08/15/34	300,000
700	Massachusetts St Hlth & Edl Fac Auth Rev Winchester Hosp	5.250	07/01/38	609,504
355	Massachusetts St Hlth & Edl Saint Mem Med Ctr, Ser A	6.000	10/01/23	282,470
1,000	Massachusetts St Hsg Fin Agy Hsg Rev, Ser H (AMT)	5.000	12/01/28	955,600
1,000	Massachusetts St Indl Fin Agy Rev Whitehead Inst Biomedical Resh	5.125	07/01/26	1,000,200
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Massachusetts Value Municipal Income Trust

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Massachusetts (continued)
$930	Massachusetts St Indl Fin Agy Wtr Treatment Amern Hingham (AMT)	6.900%	12/01/29	$921,956
930	Massachusetts St Indl Fin Agy Wtr Treatment Amern Hingham (AMT)	6.950	12/01/35	892,698
300	Massachusetts St Port Auth Rev, Ser A	5.000	07/01/40	286,434
1,500	Massachusetts St Rfdg, Ser A (AMBAC Insd) (a)	5.500	08/01/30	1,615,155
3,500	Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev, Ser A (AGM Insd) (a)	5.000	08/15/30	3,506,265
1,000	Massachusetts St Spl Oblig Dedicated Tax Rev Rfdg (NATL Insd)	5.500	01/01/23	1,060,590
1,550	Massachusetts St Tpk Auth Metro Hwy Sys Rev Cap Apprec Sr, Ser C (NATL Insd)	*	01/01/22	869,147
685	Massachusetts St Tpk Auth Rev Rfdg, Ser A (c)	5.000	01/01/13	722,141
50	Massachusetts St Wtr Pollutn MWRA Pgm, Ser A	5.000	08/01/32	50,190
500	Massachusetts St Wtr Res Auth Rfdg Gen, Ser B (AGM Insd)	5.250	08/01/31	520,165
1,000	Massachusetts St Wtr Res Auth, Ser B	5.000	08/01/24	1,059,410
1,000	New Bedford, MA Muni Purp Ln (NATL Insd) (Prerefunded @ 5/01/11)	5.000	05/01/20	1,021,420
1,000	Pittsfield, MA (NATL Insd) (Prerefunded @ 4/15/12)	5.125	04/15/22	1,066,490
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Massachusetts Value Municipal Income Trust

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Massachusetts (continued)
$1,975	Westford, MA (AMBAC Insd)	5.250%	06/01/19	$2,127,608

				49,407,051

	Guam 2.9%
300	Guam Econ Dev & Comm Auth Tob Settlement	5.625	06/01/47	251,652
350	Guam Govt Ltd Oblig Rev Sect 30, Ser A	5.375	12/01/24	341,866
170	Guam Govt Wtrwks Auth Wtr & Wastewtr Sys Rev	5.625	07/01/40	148,061
135	Guam Pwr Auth Rev, Ser A	5.500	10/01/40	126,216

				867,795

	Puerto Rico 6.0%
200	Puerto Rico Comwlth Infrastructure Fin Auth Spl Tax Rev Rfdg, Ser C (AMBAC Insd)	5.500	07/01/27	189,038
200	Puerto Rico Elec Pwr Auth Pwr Rev, Ser CCC	5.250	07/01/27	193,162
500	Puerto Rico Elec Pwr Auth Pwr Rev, Ser XX	5.250	07/01/40	440,345
300	Puerto Rico Elec Pwr Auth Pwr Rev, Ser XX	5.750	07/01/36	290,265
2,000	Puerto Rico Sales Tax Fin Corp Sales Tax Rev Cap Apprec, Ser A	*	08/01/34	424,080
300	Puerto Rico Sales Tax Fin Corp Sales Tax Rev First Sub, Ser C	5.250	08/01/41	269,448

				1,806,338

	U.S. Virgin Islands 10.1%
1,000	University Virgin Island Impt, Ser A	5.375	06/01/34	901,130
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Massachusetts Value Municipal Income Trust

Par
Amount
(000)	Description	Coupon	Maturity	Value

	U.S. Virgin Islands (continued)
$1,000	Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes Ln Nt, Ser A	6.375%	10/01/19	$1,010,500
500	Virgin Islands Pub Fin Auth Rev Matching Fd Ln Nt, Sr Lien, Ser A	5.000	10/01/29	464,405
300	Virgin Islands Pub Fin Auth Rev Matching Fd Ln-Diago, Ser A	6.750	10/01/19	320,769
320	Virgin Islands Pub Fin Auth Rev Sub Matching Fd Ln Nt, Ser A	6.000	10/01/39	316,086

				3,012,890

Total Investments (d) 184.4% (Cost $57,026,443)				55,094,074

Floating Rate Note and Dealer Trust Obligations Related to Securities Held(e) (28.2%)
(8,420) Notes with interest rates ranging from 0.32% to 0.36% at 1/31/11, and contractual maturities of collateral ranging from 08/01/30 to 10/01/38 (See Note 1(F))				(8,420,000)

Other Assets in Excess of Liabilities 1.5%				451,744

Preferred Shares (57.7%)				(17,250,000)

Net Assets Applicable to Common Shares 100.0%				$29,875,818

Percentages are calculated as a percentage of net assets applicable to common shares.
Investment Abbreviations:
AGL — Assured Guaranty Ltd.
AGM — Assured Guaranty Municipal Corp.
AMBAC — American Municipal Bond Assurance Corp.**
AMT — Alternative Minimum Tax
NATL — National Public Finance Guarantee Corp.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Massachusetts Value Municipal Income Trust

Notes to Schedule of Investments:

*	Zero coupon bond

(a)	Underlying security related to Special Purpose Trusts entered into by the Trust (See Note 1(F)).

(b)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2011.

(c)	Escrowed to Maturity.

(d)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
National Public Finance Guarantee Corp.	12.33%
Assured Guaranty Municipal Corp.	7.31
American Municipal Bond Assurance Corp.**	7.14

(e)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect on January 31, 2011. At January 31, 2011, the Trust’s investments with a value of $14,291,330 are held by Special Purpose Trusts established by a Broker Dealer (“Dealer Trusts”) and serve as collateral for the $8,420,000 in floating rate note obligations outstanding at that date.

**	AMBAC filed for bankruptcy on November 8, 2010.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Massachusetts Value Municipal Income Trust

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
     Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.
Invesco Van Kampen Massachusetts Value Municipal Income Trust

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Purchased on a When-Issued and Delayed Delivery Basis — The Trust may purchase and sell interests in portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Trust on such interests or securities in connection with such transactions prior to the date the Trust actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Trust will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
E.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
     Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a fund’s investments in municipal securities.
     There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
F.	Inverse Floating Rate Obligations — The Trust may invest in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Trust. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Trust to Special Purpose Trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate obligations. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interest in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts.
     TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized
Invesco Van Kampen Massachusetts Value Municipal Income Trust

from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.
     The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note and dealer trust obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts under the caption Interest expense on the Statement of Operations.
     The Trust generally invests in inverse floating rate obligations that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate obligations are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate investments. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Trust, the Trust will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Trust could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.
NOTE 2 — Additional Valuation Information
     Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
Invesco Van Kampen Massachusetts Value Municipal Income Trust

     The following is a summary of the tiered valuation input levels, as of January 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the three months ended January 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Municipal Securities	$—	$55,094,074	$—	$55,094,074

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the three months ended January 31, 2011 was $1,175,021 and $809,590 respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$782,389

Aggregate unrealized (depreciation) of investment securities	(2,525,557)

Net unrealized appreciation (depreciation) of investment securities	$(1,743,168)

Cost of investments for tax purposes is $56,837,242.
Invesco Van Kampen Massachusetts Value Municipal Income Trust

Item 2. Controls and Procedures.
(a)	As of March 21, 2011, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of March 21, 2011, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: Invesco Van Kampen Massachusetts Value Municipal Income Trust

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer
Date: April 1, 2011
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer
Date: April 1, 2011

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer
Date: April 1, 2011

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.